Submission	Jul. 21, 2025
Submission [Line Items]
Central Index Key	0000086312
Registrant Name	The Travelers Companies, Inc.
Registration File Number	333-287779
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES